Loan	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Debt Disclosure [Abstract]
Loan

17. Loan

Company obtained $587,520 un-secured loan from directors. The loan is repayable in twelve months and carries 12 percent interest. $11,610 was interest payable up till the date of financials,

The Company entered into a agreement on October 22, 2024, for short term loan of $525,000. The loan is unsecured and repayable by May 08, 2025. The loan was fully paid on December 27, 2024.

Company also entered into un-secured line of credit for $5 million with the directors to meet the working capital requirements. The facility carries interest at the rate of 12 percent. The facility remains unutilized as of the date of financials.

17. Loan

The Company entered into a loan on July 31, 2023, with a one-year term and maturity date of July 31, 2024. The Company obtained a loan of $430,098 with an annual compounded interest rate of 12% per annum. The Company paid a 2% advance fee to obtain the loan as at August 31, 2023. The Company received an additional advance of $87,369 related to the Loan during the year ended August 31, 2024. The Company obtained the loan based on the qualified SRED amount to be obtained for fiscal year 2023 and August 31, 2024, noted in Note 13. The loan was settled in full during March 2024. The interest on loan is shown separately in consolidated statements of cash flow.